Consolidated Statements of Changes in Shareholder's Equity		Total USD ($)	Total CNY	Ordinary Shares(US$0.01 Par Value) [Member] CNY	Additional Paid-in Capital [Member] CNY	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Loss [Member] CNY	Retained Earnings [Member] CNY	Total Shanda Games Limited Shareholders' Equity [Member] CNY	Non-controlling interests [Member] CNY
Balance at Dec. 31, 2009			3,025,544,000	41,975,000	1,229,189,000	127,034,000	(58,765,000)	1,480,225,000	2,819,658,000	205,886,000
Balance (in shares) at Dec. 31, 2009				576,087,000
Share repurchase of the Company (in shares)				(12,123,982)
Share repurchase of the Company			(255,925,000)	(821,000)	(21,112,000)	0	0	(233,992,000)	(255,925,000)	0
Corporate expense (expense reversal) allocation			8,183,000	0	8,183,000	0	0	0	8,183,000	0
Restricted stocks granted to subsidiary employees in connection with acquisition			24,050,000	0	24,050,000	0	0	0	24,050,000	0
Share-based compensation			105,927,000	0	100,907,000	0	0	0	100,907,000	5,020,000
Exercise of share option of the Company (in shares)				3,426,236
Exercise of share option of the Company			24,528,000	229,000	24,299,000	0	0	0	24,528,000	0
Exercise of share option of a foreign subsidiary			4,287,000	0	439,000	0	0	0	439,000	3,848,000
Currency translation adjustments of the Company			17,409,000	0	0	0	17,409,000	0	17,409,000	0
Currency translation adjustments of subsidiaries			6,277,000	0	0	0	4,464,000	0	4,464,000	1,813,000
Unrealized (loss) gain on marketable securities			(3,842,000)	0	0	0	(3,842,000)	0	(3,842,000)	0
Appropriations to statutory reserves			0	0	0	14,529,000	0	(14,529,000)	0	0
Distribution to Shanda			(8,742,000)	0	53,711,000	0	0	(62,453,000)	(8,742,000)	0
Dividends declared to shareholders		0
Change of equity in an affiliated company of a subsidiary										0
Non-controlling interests arising from acquisition			6,451,000	0	0	0	0	0	0	6,451,000
Redeemable non-controlling interests redemption value accretion			0
Capital contribution to a subsidiary by non-controlling interest	[1]									0
Disposal of subsidiaries										0
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz										0
Net income			1,304,667,000	0	0	0	0	1,288,821,000	1,288,821,000	15,846,000
Balance at Dec. 31, 2010			4,258,814,000	41,383,000	1,419,666,000	141,563,000	(40,734,000)	2,458,072,000	4,019,950,000	238,864,000
Balance (in shares) at Dec. 31, 2010				567,389,254
Share repurchase of the Company (in shares)				(12,221,320)
Share repurchase of the Company			(186,287,000)	(778,000)	(21,970,000)	0	0	(163,539,000)	(186,287,000)	0
Corporate expense (expense reversal) allocation			7,008,000	0	7,008,000	0	0	0	7,008,000	0
Share-based compensation			90,972,000	0	82,646,000	0	0	0	82,646,000	8,326,000
Exercise of share option of the Company (in shares)				5,141,622
Exercise of share option of the Company			9,703,000	313,000	9,390,000	0	0	0	9,703,000	0
Exercise of share option of a foreign subsidiary			6,790,000	0	1,441,000	0	0	0	1,441,000	5,349,000
Currency translation adjustments of the Company			7,260,000	0	0	0	7,260,000	0	7,260,000	0
Currency translation adjustments of subsidiaries			(53,052,000)	0	0	0	(33,466,000)	0	(33,466,000)	(19,586,000)
Unrealized (loss) gain on marketable securities			(1,540,000)	0	0	0	(1,540,000)	0	(1,540,000)	0
Appropriations to statutory reserves			0	0	0	5,520,000	0	(5,520,000)	0	0
Distribution to Shanda			(824,000)	0	64,185,000	0	0	(65,009,000)	(824,000)	0
Dividends declared to shareholders			(1,823,314,000)	0	0	0	0	(1,823,314,000)	(1,823,314,000)	0
Change of equity in an affiliated company of a subsidiary			(1,995,000)	0	(1,023,000)	0	0	0	(1,023,000)	(972,000)
Non-controlling interests arising from acquisition			4,062,000	0	0	0	0	0	0	4,062,000
Redeemable non-controlling interests redemption value accretion			(558,000)	0	0	0	0	(558,000)	(558,000)	0
Capital contribution to a subsidiary by non-controlling interest	[1]									0
Disposal of subsidiaries										0
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz										0
Net income			1,285,989,000	0	0	0	0	1,264,874,000	1,264,874,000	21,115,000
Balance at Dec. 31, 2011			3,603,028,000	40,918,000	1,561,343,000	147,083,000	(68,480,000)	1,665,006,000	3,345,870,000	257,158,000
Balance (in shares) at Dec. 31, 2011				560,309,556
Share repurchase of the Company (in shares)				(21,946,754)
Share repurchase of the Company			(255,384,000)	(1,389,000)	(39,480,000)	0	0	(214,515,000)	(255,384,000)	0
Corporate expense (expense reversal) allocation			(3,467,000)	0	(3,467,000)	0	0	0	(3,467,000)	0
Share-based compensation			42,483,000	0	33,597,000	0	0	0	33,597,000	8,886,000
Exercise of share option of the Company (in shares)				2,584,512
Exercise of share option of the Company			708,000	163,000	545,000	0	0	0	708,000	0
Exercise of share option of a foreign subsidiary			9,642,000	0	4,722,000	0	0	0	4,722,000	4,920,000
Currency translation adjustments of the Company			6,711,000	0	0	0	6,711,000	0	6,711,000	0
Currency translation adjustments of subsidiaries			27,717,000	0	0	0	18,273,000	0	18,273,000	9,444,000
Unrealized (loss) gain on marketable securities		543,000	3,384,000	0	0	0	3,384,000	0	3,384,000	0
Appropriations to statutory reserves			0	0	0	6,527,000	0	(6,527,000)	0	0
Distribution to Shanda			0	0	43,129,000	0	0	(43,129,000)	0	0
Contribution to Shanda related to disposition of Mochi Media, Inc.			(243,362,000)	0	(243,972,000)	0	610,000	0	(243,362,000)	0
Reversal of dividend accrued for restricted shares due to forfeiture			4,823,000	0	0	0	0	4,823,000	4,823,000	0
Change of equity in an affiliated company of a subsidiary										0
Non-controlling interests arising from acquisition			5,533,000	0	0	0	0	0	0	5,533,000
Redeemable non-controlling interests redemption value accretion		0	0
Capital contribution to a subsidiary by non-controlling interest			7,116,000	0	0	0	0	0	0	7,116,000	[1]
Disposal of subsidiaries			(2,835,000)	0	0	0	0	0	0	(2,835,000)
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz			(37,336,000)	0	221,561,000	0	1,180,000	0	222,741,000	(260,077,000)
Net income		182,435,000	1,136,595,000	0	0	0	0	1,113,430,000	1,113,430,000	23,165,000
Balance at Dec. 31, 2012		$ 691,058,000	4,305,356,000	39,692,000	1,577,978,000	153,610,000	(38,322,000)	2,519,088,000	4,252,046,000	53,310,000
Balance (in shares) at Dec. 31, 2012				540,947,314

[1]	Capital contribution to subsidiaries by non-controlling interests mainly represented capital contributions from non-controlling interests to subsidiaries which are majority-owned. The group contributed a total amount of RMB15.2 million to such subsidiaries for its controlling interests.